CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income (loss)	$ 895	$ 3,777	$ 240
Adjusted for the following items:
Equity accounted earnings, net of distributions	115	40	2
Impairment expense (reversal), net	981	831	(9)
Depreciation and amortization expense	3,204	3,592	3,223
Gain on acquisitions/dispositions, net	(692)	(4,686)	(28)
Provisions and other items	220	(810)	451
Deferred income tax expense (recovery)	(947)	(830)	(777)
Changes in non-cash working capital, net	(495)	216	(2,091)
Cash from (used in) operating activities	3,281	2,130	1,011
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	11,551	15,570	24,366
Repayment of non-recourse subsidiary borrowings of the partnership	(11,574)	(15,807)	(10,946)
Proceeds from corporate borrowings	1,000	565	847
Repayment of corporate borrowings	(290)	(1,225)	(366)
Proceeds from other financing	184	446	214
Repayment of other financing	(139)	(257)	(126)
Proceeds from (repayment of) other credit facilities, net	(216)	(46)	44
Lease liability repayment	(301)	(384)	(356)
Capital provided by others who have interests in operating subsidiaries	165	2,093	5,719
Capital provided by preferred securities holders	0	0	1,475
Partnership units repurchased	0	(5)	(78)
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(54)	(56)	(50)
Distributions and capital paid to preferred securities holders	(52)	(837)	(9)
Distributions to Special limited partner	0	0	(78)
Distributions and capital paid to others who have interests in operating subsidiaries	(779)	(4,428)	(2,586)
Cash from (used in) financing activities	(505)	(4,371)	18,070
Acquisitions
Subsidiaries, net of cash acquired	(115)	(731)	(17,145)
Property, plant and equipment and intangible assets	(2,520)	(2,288)	(1,748)
Equity accounted investments	(211)	(234)	(134)
Financial assets and other	(3,364)	(2,470)	(2,959)
Dispositions
Subsidiaries, net of cash disposed	293	4,586	0
Property, plant and equipment and intangible assets	211	83	181
Equity accounted investments	18	7	1
Financial assets and other	3,495	3,535	2,596
Net settlement of derivative assets and liabilities	(63)	13	411
Restricted cash and deposits	(71)	36	76
Cash from (used in) investing activities	(2,327)	2,537	(18,721)
Cash and cash equivalents
Change during the period	449	296	360
Impact of foreign exchange	(323)	86	(78)
Net change in cash reclassified as assets held for sale	(139)	0	0
Balance, beginning of year	3,252	2,870	2,588
Balance, end of period	$ 3,239	$ 3,252	$ 2,870